UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point LLC
Address: 390 Park Avenue, 18th Floor
         New York, NY  10022

13F File Number:  028-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     CEO
Phone:     212-224-7400

Signature, Place, and Date of Signing:

 /s/  Daniel S. Loeb     New York, NY     November 08, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $2,109,094 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXAS PETE CORP              COM              003830106     4087  1600351 SH       SOLE                  1600351        0        0
AGCO CORP                      COM              001084102    20742   600000 SH       SOLE                   600000        0        0
BARRICK GOLD CORP              COM              067901108   106129  2275000 SH       SOLE                  2275000        0        0
BIG LOTS INC                   COM              089302103    66177  1900000 SH       SOLE                  1900000        0        0
BIOFUEL ENERGY CORP            COM              09064Y109     1060  5578800 SH       SOLE                  5578800        0        0
CELANESE CORP DEL              COM SER A        150870103    26024   800000 SH       SOLE                   800000        0        0
CREXUS INVT CORP               COM              226553105    16206  1825000 SH       SOLE                  1825000        0        0
CVR ENERGY INC                 COM              12662P108    84560  4000000 SH       SOLE                  4000000        0        0
EAGLE ROCK ENERGY PARTNERS L   *W EXP 05/15/201 26985R120     2214   639780 SH       SOLE                   639780        0        0
EBAY INC                       COM              278642103    36862  1250000 SH       SOLE                  1250000        0        0
EL PASO CORP                   COM              28336L109   122360  7000000 SH       SOLE                  7000000        0        0
EMMIS COMMUNICATIONS CORP      PFD CV SER A     291525202     4180   321057 SH       SOLE                   321057        0        0
EXPEDIA INC DEL                COM              30212P105    73388  2850000 SH       SOLE                  2850000        0        0
F M C CORP                     COM NEW          302491303    13832   200000 SH       SOLE                   200000        0        0
GARDNER DENVER INC             COM              365558105    34952   550000 SH       SOLE                   550000        0        0
GILEAD SCIENCES INC            COM              375558103    46560  1200000 SH       SOLE                  1200000        0        0
GRAFTECH INTL LTD              COM              384313102    21590  1700000 SH       SOLE                  1700000        0        0
HOLLYFRONTIER CORP             COM              436106108    87837  3350000 SH       SOLE                  3350000        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104    29520  2000000 SH       SOLE                  2000000        0        0
LIGAND PHARMACEUTICALS INC     COM NEW          53220K504     9645   705016 SH       SOLE                   705016        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    75713  1100000 SH       SOLE                  1100000        0        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     6493   275000 SH       SOLE                   275000        0        0
MOSAIC CO NEW                  COM              61945C103    44073   900000 SH       SOLE                   900000        0        0
NEWELL RUBBERMAID INC          COM              651229106    41545  3500000 SH       SOLE                  3500000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739     5444   490000 SH       SOLE                   490000        0        0
SANDISK CORP                   COM              80004C101    56497  1400000 SH       SOLE                  1400000        0        0
SARA LEE CORP                  COM              803111103   111180  6800000 SH       SOLE                  6800000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    41096   260000 SH       SOLE                   260000        0        0
SUNCOKE ENERGY INC             COM              86722A103     9900   900000 SH       SOLE                   900000        0        0
SUNOCO INC                     COM              86764P109    58919  1900000 SH       SOLE                  1900000        0        0
WARNACO GROUP INC              COM NEW          934390402    46090  1000000 SH       SOLE                  1000000        0        0
WILLIAMS COS INC DEL           COM              969457100   127785  5250000 SH       SOLE                  5250000        0        0
XERIUM TECHNOLOGIES INC        COM NEW          98416J118    17799  1700000 SH       SOLE                  1700000        0        0
YAHOO INC                      COM              984332106    26475 15000000 SH  CALL SOLE                 15000000        0        0
YAHOO INC                      COM              984332106   632160 48000000 SH       SOLE                 48000000        0        0